Document And Entity Information	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Central Index Key	0001750149
Entity Emerging Growth Company	true
Entity File Number	001-39676
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	392-3419
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ